COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Contractors	$ 8,671	$ 11,133
Electricity	9,427	10,219
Fuel	5,449	5,744
Raw materials and consumables	22,217	17,702
Salaries and benefits	37,806	33,152
Maintenance parts and consumables	14,714	12,103
General and administrative overheads	7,714	8,023
Sales-related costs	1,402	646
Mine operating expenses	107,400	98,722
Severance charges	45	225
Operating costs to metal inventory	1,918	299
Inventory write-downs (Note 14)	176	0
Royalties	14,883	10,877
Cost of sales excluding depreciation and amortization	$ 124,422	$ 110,123	[1],[2]

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.